Share capital - Additional information (Detail)		1 Months Ended	12 Months Ended
	May 09, 2017	Jan. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) options	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) $ / shares	May 31, 2017 shares
Statement [Line Items]
Proceeds from issuance of common shares – private placement			$ 46,000	$ 165,000	$ 199,000
Weighted average fair value at measurement date, share options granted						$ 0.20	$ 0.30	$ 0.24
Number of shares issued | shares						175,470,074	174,806,820
Description about Exchange of new shares for existing Shares	pursuant to which each existing share of Entrée was exchanged for one “new” share of Entrée and 0.45 of a Mason Common Share
Exercise price of outstanding Warrants		0.65%
Exercise price of outstanding Warrants Term		5 years
Percentage to Acquire of Issued and Outstanding Shares		10.00%
Number of Bonus Shares Issued | shares									100,000
Mason Resources Corp [Member]
Statement [Line Items]
Ratio Adjusted In Exercise Price Of Warrants		85.00%
Entree Resources Ltd [Member]
Statement [Line Items]
Ratio Adjusted In Exercise Price Of Warrants		15.00%
Post Arrangement [Member]
Statement [Line Items]
Weighted average fair value at measurement date for warrants | $ / shares								$ 0.37
Related parties [member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement | options			2,290,000
Allocated Share Based Payment Transactions			$ 300	$ 500	$ 600,000
Private Placements [Member] | Two Tranches [Member]
Statement [Line Items]
Par value per share | $ / shares		$ 0.41
Proceeds from issuance of common shares – private placement		$ 7.6
Number of shares issued | shares		18,529,484